Commitments and Contingencies (Details) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended
	Oct. 31, 2012 Solyndra LLC item	Oct. 31, 2013 ECD item	Dec. 31, 2013 Property, plant and equipment USD ($)	Dec. 31, 2013 Property, plant and equipment CNY	Dec. 31, 2013 Polysilicon USD ($)	Dec. 31, 2013 Polysilicon CNY	Dec. 31, 2013 Polysilicon Take or pay agreements USD ($)	Dec. 31, 2013 Polysilicon Take or pay agreements CNY	Dec. 31, 2012 Polysilicon Take or pay agreements CNY	Dec. 31, 2013 Polysilicon Multi-year supply agreements USD ($)	Dec. 31, 2013 Polysilicon Multi-year supply agreements CNY	Dec. 31, 2012 Polysilicon Multi-year supply agreements CNY	Dec. 31, 2013 Other polysilicon Minimum USD ($)	Dec. 31, 2013 Other polysilicon Minimum CNY
Capital Commitments
Commitments outstanding			$ 284,753	1,723,809
Purchase obligations under "take or pay" arrangements
2014					480,253	2,907,305
2015					453,883	2,747,669
2016					431,919	2,614,709
2017					421,781	2,553,336
2018					461,318	2,792,683
Thereafter					428,033	2,591,183
Total purchase obligation					2,677,187	16,206,885							1,369,058	8,287,869
Purchases amount							$ 68,566	415,075	735,646	$ 121,021	732,626	397,241
Number of Chinese photovoltaic panel manufacturers against whom antitrust suit was filled	2	2